AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Consumer Discretionary – 22.7%
Auto Components – 3.3%
Dana, Inc.	288,038	$7,007,965
Goodyear Tire & Rubber Co. (The)(a)	554,390	9,740,632
Lear Corp.	49,931	9,049,994

		25,798,591

Diversified Consumer Services – 1.4%
Hillenbrand, Inc.	167,325	7,983,076
Houghton Mifflin Harcourt Co.(a)	436,915	3,329,292

		11,312,368

Hotels, Restaurants & Leisure – 3.0%
Dine Brands Global, Inc.(a)	74,676	6,723,080
Hilton Grand Vacations, Inc.(a)	247,010	9,260,405
Papa John’s International, Inc.	81,472	7,221,678

		23,205,163

Household Durables – 3.7%
KB Home	199,190	9,268,311
PulteGroup, Inc.	247,400	12,973,656
Taylor Morrison Home Corp. - Class A(a)	207,389	6,389,655

		28,631,622

Leisure Products – 0.9%
Brunswick Corp./DE	70,976	6,768,981

Specialty Retail – 4.7%
Foot Locker, Inc.(b)	198,445	11,162,531
Gap, Inc. (The)(a)	296,608	8,832,986
Sally Beauty Holdings, Inc.(a)	408,780	8,228,742
Williams-Sonoma, Inc.	47,394	8,493,005

		36,717,264

Textiles, Apparel & Luxury Goods – 5.7%
Carter’s, Inc.(a)	27,246	2,422,987
Kontoor Brands, Inc.(b)	208,920	10,138,887
Ralph Lauren Corp.(a)	82,650	10,179,174
Skechers U.S.A., Inc. - Class A(a)	70,815	2,953,694
Steven Madden Ltd.	190,057	7,081,524
Tapestry, Inc.(a)	290,330	11,964,499

		44,740,765

		177,174,754

Financials – 21.6%
Banks – 12.0%
Comerica, Inc.	168,850	12,113,299
First Citizens BancShares, Inc./NC - Class A	15,540	12,987,866
Sterling Bancorp/DE	420,630	9,682,903
Synovus Financial Corp.	268,342	12,276,646
Texas Capital Bancshares, Inc.(a)	144,812	10,270,067
Umpqua Holdings Corp.	367,900	6,456,645

Company	Shares	U.S. $ Value

Webster Financial Corp.	190,432	$10,494,708
Wintrust Financial Corp.	142,460	10,798,468
Zions Bancorp NA	157,698	8,667,082

		93,747,684

Capital Markets – 2.6%
Moelis & Co.	174,078	9,553,401
Stifel Financial Corp.	171,877	11,010,440

		20,563,841

Consumer Finance – 0.7%
OneMain Holdings, Inc.	103,616	5,566,251

Diversified Financial Services – 1.0%
Voya Financial, Inc.	120,748	7,684,403

Insurance – 3.9%
American Financial Group, Inc./OH	79,220	9,039,002
Everest Re Group Ltd.	34,383	8,520,451
Hanover Insurance Group, Inc. (The)	55,650	7,204,449
Selective Insurance Group, Inc.	76,725	5,565,632

		30,329,534

Thrifts & Mortgage Finance – 1.4%
BankUnited, Inc.	242,416	10,654,183

		168,545,896

Industrials – 21.5%
Aerospace & Defense – 0.8%
AAR Corp.(a)	154,127	6,419,389

Air Freight & Logistics – 1.3%
XPO Logistics, Inc.(a)	80,100	9,876,330

Airlines – 2.2%
Alaska Air Group, Inc.(a)	114,092	7,896,307
SkyWest, Inc.(a)	173,084	9,429,617

		17,325,924

Building Products – 1.2%
Masonite International Corp.(a)	83,679	9,643,168

Commercial Services & Supplies – 1.5%
ADT, Inc.	254,520	2,148,149
Herman Miller, Inc.	237,600	9,777,240

		11,925,389

Construction & Engineering – 1.5%
AECOM(a)	185,640	11,901,380

Electrical Equipment – 1.5%
Regal Beloit Corp.	81,065	11,566,354

Machinery – 4.9%
Crane Co.	86,924	8,163,033
Kennametal, Inc.(b)	232,300	9,285,031
Oshkosh Corp.	111,850	13,272,121

Company	Shares	U.S. $ Value

Welbilt, Inc.(a)	452,790	$7,357,837

		38,078,022

Professional Services – 2.5%
Korn Ferry	126,470	7,887,934
Robert Half International, Inc.	149,815	11,696,057

		19,583,991

Road & Rail – 1.5%
Knight-Swift Transportation Holdings, Inc.	243,051	11,688,323

Trading Companies & Distributors – 2.6%
GATX Corp.	71,500	6,630,910
MRC Global, Inc.(a)	653,458	5,900,726
United Rentals, Inc.(a)	24,030	7,913,319

		20,444,955

		168,453,225

Materials – 8.8%
Chemicals – 3.1%
GCP Applied Technologies, Inc.(a)	227,866	5,591,832
Innospec, Inc.	46,300	4,754,547
Orion Engineered Carbons SA(a)	320,825	6,326,669
Trinseo SA	123,656	7,873,177

		24,546,225

Containers & Packaging – 2.0%
Graphic Packaging Holding Co.	440,361	7,996,956
Sealed Air Corp.	164,187	7,523,048

		15,520,004

Metals & Mining – 3.7%
Carpenter Technology Corp.	202,182	8,319,789
Commercial Metals Co.	289,650	8,932,806
Reliance Steel & Aluminum Co.	75,826	11,547,542

		28,800,137

		68,866,366

Real Estate – 7.5%
Equity Real Estate Investment Trusts (REITs) – 7.5%
American Campus Communities, Inc.	151,905	6,557,739
Camden Property Trust	75,493	8,297,436
Cousins Properties, Inc.	195,840	6,922,944
CubeSmart	204,922	7,752,199
MGM Growth Properties LLC - Class A	236,372	7,710,455
Physicians Realty Trust	400,831	7,082,684
RLJ Lodging Trust	458,971	7,104,871
STAG Industrial, Inc.	219,868	7,389,763

		58,818,091

Information Technology – 7.3%
Communications Equipment – 0.1%
NetScout Systems, Inc.(a) (b)	22,094	622,167

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 2.5%
Avnet, Inc.	198,390	$8,235,169
Belden, Inc.	142,844	6,337,988
Vishay Intertechnology, Inc.	215,080	5,179,127

		19,752,284

IT Services – 1.3%
Amdocs Ltd.	73,726	5,171,879
Genpact Ltd.	115,271	4,935,904

		10,107,783

Semiconductors & Semiconductor Equipment – 1.4%
Kulicke & Soffa Industries, Inc.	141,588	6,953,387
MaxLinear, Inc. - Class A(a)	125,945	4,292,205

		11,245,592

Software – 1.1%
CommVault Systems, Inc.(a)	135,066	8,711,757

Technology Hardware, Storage & Peripherals – 0.9%
NCR Corp.(a)	183,410	6,960,410

		57,399,993

Energy – 3.1%
Energy Equipment & Services – 0.7%
Dril-Quip, Inc.(a)	164,797	5,476,204

Oil, Gas & Consumable Fuels – 2.4%
Cimarex Energy Co.	140,579	8,348,987
HollyFrontier Corp.	285,695	10,222,167

		18,571,154

		24,047,358

Consumer Staples – 2.2%
Food Products – 2.2%
Hain Celestial Group, Inc. (The)(a) (b)	201,984	8,806,502
Nomad Foods Ltd.(a)	303,486	8,333,726

		17,140,228

Utilities – 1.8%
Electric Utilities – 1.1%
IDACORP, Inc.	85,334	8,530,840

Gas Utilities – 0.7%
Southwest Gas Holdings, Inc.	85,210	5,854,779

		14,385,619

Health Care – 1.3%
Health Care Providers & Services – 1.3%
MEDNAX, Inc.(a)	403,390	10,274,343

Communication Services – 1.1%
Media – 1.1%
Criteo SA (Sponsored ADR)(a)	246,559	8,562,994

Company	Shares	U.S. $ Value

Total Common Stocks (cost $544,450,414)		$773,668,867

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $5,971,964)	5,971,964	5,971,964

Total Investments – 99.7% (cost $550,422,378)(f)		779,640,831
Other assets less liabilities – 0.3%		2,295,120

Net Assets – 100.0%		$781,935,951

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $232,251,860 and gross unrealized depreciation of investments was $(3,033,407), resulting in net unrealized appreciation of $229,218,453.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$773,668,867	$—	$—	$773,668,867
Short-Term Investments	5,971,964	—	—	5,971,964

Total Investments in Securities	779,640,831	—	—	779,640,831
Other Financial Instruments(b)	—	—	—	—

Total	$779,640,831	$—	$—	$779,640,831

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Portfolio	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,258	$57,426	$61,712	$5,972	$0	*

*	Amount less than $500.